CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Revenues	$ 352,852,151	$ 229,101,211	$ 182,040,968
Cost of revenues
Total cost of revenues	(209,379,466)	(148,672,693)	(144,491,083)
Gross profit	143,472,685	80,428,518	37,549,885
Operating (expenses) income:
Selling, general and administrative expenses	(17,664,471)	(16,104,057)	(12,603,824)
Research and development expenses	(880,981)	(4,001,438)	(923,664)
Other operating income, net	6,769,704	5,325,336	3,824,881
Long-lived assets impairment	(2,987,668)	(198,689)	(1,622,588)
Total operating expenses	(14,763,416)	(14,978,848)	(11,325,195)
Income from operations	128,709,269	65,449,670	26,224,690
Interest expense	(18,005,329)	(14,568,158)	(13,173,958)
Interest income	487,230	407,996	493,995
Exchange (loss) gain	(3,544)	(7,422)	640,678
Income before income taxes	111,187,626	51,282,086	14,185,405
Income tax expense	(17,332,226)	(7,358,089)	(1,137,821)
Net income	93,855,400	43,923,997	13,047,584
Net income attributable to non-controlling interest	1,014,272	430,241	90,695
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$ 92,841,128	$ 43,493,756	$ 12,956,889
NET EARNINGS PER ORDINARY SHARE
Basic—ordinary shares	$ 0.35	$ 0.17	$ 0.05
Diluted—ordinary shares	$ 0.34	$ 0.16	$ 0.05
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic—ordinary shares	265,070,961	261,742,244	258,015,851
Diluted—ordinary shares	272,926,319	264,817,755	261,411,933
Products [Member] | Third parties [Member]
Revenues
Revenues	$ 339,409,878	$ 217,907,014	$ 166,942,726
Products [Member] | Related parties [Member]
Revenues
Revenues	13,442,273	10,900,252	9,069,816
Service fees [Member] | Third parties [Member]
Revenues
Revenues			3,203,298
Service fees [Member] | Related parties [Member]
Revenues
Revenues		$ 293,945	$ 2,825,128